Risk management - Schedule of Financial Instruments Outstanding (Parenthetical) (Detail)	Dec. 31, 2021	Nov. 24, 2021
Disclosure of detailed information about financial instruments [line items]
Business combination, percentage of inetrest acquired	45.00%
Peace River Oil Partnership [member]
Disclosure of detailed information about financial instruments [line items]
Business combination, percentage of inetrest acquired	100.00%	45.00%